Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	DIMENSIONAL ETF TRUST
Entity Central Index Key	0001816125
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 26, 2023
Document Effective Date	Apr. 26, 2023
Prospectus Date	Apr. 26, 2023